Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 3,862	$ 2,750
Investment income due and accrued	1,175	1,163
Property and equipment	651	667
Right-of-use assets	793	734
Deferred acquisition costs	142	157
Prepaid expenses	931	1,337
Accrued post-retirement benefit assets	73	58
Other	126	155
Total other assets	7,753	7,021
Amortization expense, deferred acquisition costs	$ 29	$ 27